Trade and Other Payables	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Trade and Other Payables [Abstract]
Trade and other payables

Note 18. Trade and other payables

	Consolidated
	December 2024	June 2024
	$	$
Current liabilities
Trade payables	177,540	387,034
Accruals	31,429	465,639
Payroll tax payable	1,639	32,886
Wages Payable	9,724	233,604
PAYG Withholding Payable	248,883	314,599
Superannuation Payable	82,782	121,530
Insurance Funding	340,794	2,894
	892,791	1,558,186

Due to their short-term nature, the directors consider that the carrying amount of trade payables approximates to their fair value. No interest is payable on amounts classified as trade and other payables.

Note 21. Trade and other payables

	Consolidated
	30 June 2024	30 June 2023
	$	$
Current liabilities
Trade payables	387,034	291,270
Accruals	465,639	577,224
Payroll tax payable	32,886	14,578
Wages Payable	233,604	211,869
PAYG Withholding Payable	314,599	49,517
Superannuation Payable	121,530	16,791
Insurance Funding	2,894	—
GST payable	—	23,155
	1,558,186	1,184,404

Due to their short term nature, the directors consider that the carrying amount of trade payables approximates to their fair value. No interest is payable on amounts classified as trade and other payables.